UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2005

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	November 15, 2005

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  345382

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
                                 Form 13F INFORMATION TABLE
                                                                            VALUE     QUANTITY   SH/     PUT/    INV      OTH    VTG
NAME OF ISSUER	 CLASS       CUSIP         (X$1000)   OF SHARES   PRN   CALL  DSCRN MGR   AUT

American Express     	    COM      025816109     16,076        279,870         SH       NA     SOLE     NA    SOLE
Automatic Data Proc'g   COM      053015103     10,278        238,800         SH       NA     SOLE     NA    SOLE
Bard C R              	    COM      067383109       7,560        114,500         SH       NA     SOLE     NA    SOLE
Becton, Dickinson     	    COM      075887109      10,161       193,800         SH       NA     SOLE     NA    SOLE
Berkshire Hathaway B    COM      084670207      16,056           5,879         SH       NA     SOLE     NA    SOLE
Berkshire Hathaway A    COM       084670108          246                  3         SH       NA     SOLE     NA    SOLE
Coca-Cola                        COM       191216100      11,845       274,250         SH       NA     SOLE     NA    SOLE
Dell Inc.                           COM       24702R101     11,016       322,100         SH       NA     SOLE     NA    SOLE
Gillette                             COM       375766102     14,038       241,200         SH       NA     SOLE     NA    SOLE
Goldman Sachs                COM       38141G104     17,021       140,000         SH       NA     SOLE     NA    SOLE
Hershey Company           COM       427866108      13,402       238,000         SH       NA     SOLE     NA    SOLE
Int'l Business Mach.         COM       459200101        9,658       120,400         SH       NA     SOLE     NA    SOLE
Johnson & Johnson          COM       478160104      15,810       249,840         SH       NA     SOLE     NA    SOLE
Lauder Estee Cos             COM       518439104        8,248       236,800         SH       NA     SOLE     NA    SOLE
McDonald's Corp.            COM       580135101      16,139       481,900         SH       NA     SOLE     NA    SOLE
McGraw-Hill Cos.            COM       580645109      11,650       242,500         SH       NA     SOLE     NA    SOLE
Medtronic Inc.                  COM       585055106      12,997       242,400         SH       NA     SOLE     NA    SOLE
Merck & Co.                    COM       589331107        6,023       221,360         SH       NA     SOLE     NA    SOLE
Microsoft Corp.                COM        594918104      13,534       526,000         SH       NA     SOLE     NA    SOLE
Moody's Corporation        COM        615369105      12,392       242,600         SH       NA     SOLE     NA    SOLE
Morgan Stanley                 COM        617446448      10,276       190,500         SH       NA     SOLE     NA    SOLE
NIKE, Inc. 'B'                   COM       654106103       13,984       171,200         SH       NA     SOLE     NA    SOLE
Omnicom Group               COM        681919106        8,074         96,550         SH       NA     SOLE     NA    SOLE
Oracle                                COM        68389X105      11,780       950,000        SH       NA     SOLE     NA    SOLE
Patterson Cos. Inc.            COM        703395103       10,480       261,800         SH       NA     SOLE     NA    SOLE
PepsiCo, Inc.                     COM        713448108       15,068       265,700         SH       NA     SOLE     NA    SOLE
Pfizer, Inc.                         COM        717081103         8,507       340,700        SH       NA     SOLE     NA     SOLE
Time-Warner Inc.              COM        887317105       10,132       559,500         SH       NA     SOLE     NA    SOLE
United Parcel Svc              COM        911312106         8,883       128,500         SH       NA     SOLE     NA    SOLE
Wrigley (Wm.) Jr.             COM        982526105       14,048       195,440         SH       NA     SOLE     NA    SOLE

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